INCOME TAXES - Reconciliation of Statutory and Effective Income Tax Rates (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Abstract]
Combined Canadian federal and provincial income tax rate	26.50%	26.50%
Recovery of prior years’ provisions for settled tax items	(0.50%)	(0.60%)
Other, net	0.00%	0.10%
Income tax expense reported in the consolidated statements of income and comprehensive income	26.00%	26.00%